Inventory, Net (Details) - Schedule of major classes of inventory consisted - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Major Classes Of Inventory Consisted Abstract
Raw materials	$ 1,051	$ 1,869	$ 6,788
Work in process	31	31
Finished goods	35,760	23,293	3,687
Inventory reserve	(199)	(278)	(437)
Inventory, net	$ 36,643	$ 24,915	$ 10,069